Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Escrows and Reserves
Restricted escrows & reserves	$ 1,893,652	$ 190,472
Rents Receivable
Allowance for doubtful accounts	10,784	5,000
Deferred Leasing Costs and Tenant Allowance
Amortization expense, deferred leasing costs	689,600	66,537
Accumulated amortization expense, tenant leasehold improvements	821,008	131,408
Deferred Financing Costs
Amortization expense, deferred financing costs	213,990	10,444
Accumulated amortization, deferred financing costs	302,080	88,090
Stock-Based Compensation
Stock-based compensation expense	656,623	47,995
Common stock issued for services	0	50,000
Intangible Assets or Liabilities
Amortization of above market-leases	218,716	0
Amortization of below-market leases	$ 69,705	$ 0